iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(unaudited)
January 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  0 .1%
Axon Enterprise, Inc.
(a)
..................... 11,896 $ 5,752,668
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 18,888 3,682,216
Expeditors International of Washington, Inc. ....... 21,974 3,527,706
United Parcel Service, Inc. , Class B ............ 117,396 12,469,803
19,679,725
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 34,663 2,625,722
Autoliv, Inc. ............................. 11,690 1,417,295
BorgWarner, Inc. ......................... 34,882 1,653,756
5,696,773
a
Automobiles  —  3 .8%
Harley-Davidson, Inc. ...................... 18,377 363,865
Lucid Group, Inc.
(a) (b)
....................... 19,292 213,562
Rivian Automotive, Inc. , Class A
(a) (b)
............. 125,389 1,849,488
Tesla, Inc.
(a)
............................. 450,785 194,022,372
196,449,287
a
Banks  —  1 .0%
Bank of Hawaii Corp. ...................... 6,110 456,906
Cathay General Bancorp .................... 11,050 565,539
Citizens Financial Group, Inc. ................ 69,035 4,347,824
Huntington Bancshares, Inc. ................. 322,726 5,641,251
International Bancshares Corp. ............... 9,035 629,197
KeyCorp ............................... 149,398 3,215,045
M&T Bank Corp. ......................... 24,937 5,525,291
Old National Bancorp ...................... 56,098 1,370,474
PNC Financial Services Group, Inc. (The) ........ 62,974 14,062,094
Regions Financial Corp. .................... 143,108 4,078,578
Truist Financial Corp. ...................... 205,479 10,565,730
Zions Bancorp NA ........................ 23,671 1,418,130
51,876,059
a
Beverages  —  1 .7%
Coca-Cola Co. (The) ...................... 651,511 48,739,538
Keurig Dr Pepper, Inc. ..................... 205,377 5,635,545
PepsiCo, Inc. ........................... 217,930 33,480,586
87,855,669
a
Biotechnology  —  2 .8%
AbbVie, Inc. ............................ 281,757 62,834,629
Amgen, Inc. ............................ 85,867 29,356,210
Biogen, Inc.
(a)
........................... 23,182 4,170,210
BioMarin Pharmaceutical, Inc.
(a)
............... 29,070 1,643,618
Gilead Sciences, Inc. ...................... 198,030 28,110,358
Vertex Pharmaceuticals, Inc.
(a)
................ 40,882 19,210,452
145,325,477
a
Broadline Retail  —  0 .0%
Kohl's Corp. ............................ 18,241 318,670
a
Building Products  —  0 .9%
A O Smith Corp. ......................... 18,607 1,367,428
Allegion PLC ............................ 13,478 2,229,126
Builders FirstSource, Inc.
(a)
.................. 17,597 2,013,097
Carrier Global Corp. ....................... 122,836 7,318,569
Fortune Brands Innovations, Inc. .............. 18,976 1,026,602
Johnson Controls International PLC ............ 104,762 12,493,916
Lennox International, Inc. ................... 5,017 2,483,816
Masco Corp. ............................ 33,690 2,226,572
Owens Corning .......................... 13,640 1,634,618
Security Shares Value
a
Building Products (continued)
Trane Technologies PLC .................... 35,501 $ 14,931,011
47,724,755
a
Capital Markets  —  4 .3%
Ameriprise Financial, Inc. ................... 15,212 8,019,614
Bank of New York Mellon Corp. (The) ........... 112,532 13,494,837
BlackRock, Inc.
(c)
......................... 23,473 26,264,879
Cboe Global Markets, Inc. ................... 16,699 4,426,237
Charles Schwab Corp. (The) ................. 275,039 28,582,053
CME Group, Inc. , Class A ................... 57,371 16,583,661
FactSet Research Systems, Inc. ............... 6,016 1,530,230
Franklin Resources, Inc. .................... 46,174 1,229,152
Intercontinental Exchange, Inc. ............... 91,042 15,821,279
Invesco Ltd. ............................ 57,234 1,561,916
MarketAxess Holdings, Inc. .................. 5,972 1,010,641
Moody's Corp. ........................... 25,780 13,291,137
Morgan Stanley .......................... 190,953 34,906,208
Nasdaq, Inc. ............................ 73,246 7,096,805
Northern Trust Corp. ....................... 30,474 4,553,730
Raymond James Financial, Inc. ............... 30,186 5,006,650
S&P Global, Inc. ......................... 49,883 26,327,749
State Street Corp. ........................ 45,398 5,940,782
T Rowe Price Group, Inc. ................... 35,026 3,701,548
219,349,108
a
Chemicals  —  1 .7%
Air Products and Chemicals, Inc. .............. 35,426 9,653,585
Albemarle Corp. ......................... 18,729 3,195,729
Axalta Coating Systems Ltd.
(a)
................ 34,634 1,163,010
Ecolab, Inc. ............................ 40,616 11,453,306
HB Fuller Co. ........................... 8,752 525,995
International Flavors & Fragrances, Inc. .......... 40,614 2,835,263
Linde PLC ............................. 74,928 34,239,848
LyondellBasell Industries N.V. , Class A .......... 41,260 2,021,740
Minerals Technologies, Inc. .................. 5,148 338,533
Mosaic Co. (The) ......................... 49,796 1,369,390
PPG Industries, Inc. ....................... 36,209 4,186,847
Sherwin-Williams Co. (The) .................. 37,766 13,393,334
84,376,580
a
Commercial Services & Supplies  —  0 .2%
Copart, Inc.
(a)
........................... 146,413 5,941,440
Deluxe Corp. ............................ 6,676 176,246
HNI Corp. .............................. 10,611 507,100
Interface, Inc. ........................... 9,435 296,919
Tetra Tech, Inc. .......................... 39,272 1,478,984
Veralto Corp. ............................ 39,452 3,904,959
12,305,648
a
Communications Equipment  —  1 .2%
Cisco Systems, Inc. ....................... 629,957 49,338,232
F5, Inc.
(a)
.............................. 9,136 2,517,973
Motorola Solutions, Inc. .................... 26,571 10,695,891
62,552,096
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 7,126 5,135,922
Granite Construction, Inc.
(b)
.................. 6,778 818,376
Quanta Services, Inc. ...................... 23,767 11,280,531
17,234,829
a
Construction Materials  —  0 .4%
CRH PLC .............................. 107,618 13,173,519
Martin Marietta Materials, Inc. ................ 9,599 6,258,068
19,431,587
a

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Consumer Finance  —  0 .7%
Ally Financial, Inc. ........................ 44,000 $ 1,860,320
American Express Co. ..................... 88,712 31,241,705
Synchrony Financial ....................... 59,292 4,306,378
37,408,403
a
Consumer Staples Distribution & Retail  —  0 .4%
Kroger Co. (The) ......................... 100,187 6,296,753
Sysco Corp. ............................ 76,252 6,393,730
Target Corp. ............................ 72,334 7,629,067
United Natural Foods, Inc.
(a)
.................. 9,455 352,010
20,671,560
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 12,303 2,282,329
Ball Corp. .............................. 41,911 2,383,479
International Paper Co. ..................... 79,992 3,225,277
Sealed Air Corp. ......................... 23,110 967,847
Sonoco Products Co. ...................... 15,840 760,320
9,619,252
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 22,143 3,077,655
LKQ Corp. ............................. 40,482 1,329,834
Pool Corp. ............................. 5,351 1,359,636
5,767,125
a
Diversified Telecommunication Services  —  0 .6%
Lumen Technologies, Inc.
(a)
.................. 154,461 1,362,346
Verizon Communications, Inc. ................ 672,473 29,938,498
31,300,844
a
Electric Utilities  —  0 .2%
Eversource Energy ....................... 59,192 4,091,943
Exelon Corp. ............................ 160,165 7,172,189
11,264,132
a
Electrical Equipment  —  0 .7%
Acuity, Inc. ............................. 4,842 1,497,340
Eaton Corp. PLC ......................... 62,295 21,891,709
Hubbell, Inc. ............................ 8,469 4,132,364
Rockwell Automation, Inc. ................... 17,913 7,553,016
Sensata Technologies Holding PLC ............ 23,968 829,053
35,903,482
a
Electronic Equipment, Instruments & Components  —  0 .7%
Cognex Corp. ........................... 26,432 1,023,976
Corning, Inc. ............................ 129,794 13,401,230
Flex Ltd.
(a)
.............................. 59,338 3,740,667
Itron, Inc.
(a)
............................. 7,433 736,462
Keysight Technologies, Inc.
(a)
................. 27,369 5,920,736
TE Connectivity PLC ...................... 47,210 10,517,444
Zebra Technologies Corp. , Class A
(a)
............ 8,025 1,885,714
37,226,229
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 157,601 8,831,960
Core Laboratories, Inc.
(b)
.................... 7,722 150,888
Halliburton Co. .......................... 137,502 4,609,067
NOV, Inc. .............................. 59,321 1,088,540
TechnipFMC PLC ........................ 65,500 3,649,660
18,330,115
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ....................... 38,005 7,749,980
Walt Disney Co. (The) ..................... 286,757 32,346,189
Security Shares Value
a
Entertainment (continued)
Warner Bros Discovery, Inc. , Series A
(a)
.......... 373,585 $ 10,288,531
50,384,700
a
Financial Services  —  3 .4%
Equitable Holdings, Inc. .................... 47,572 2,207,341
Fidelity National Information Services, Inc. ........ 83,645 4,621,386
Mastercard, Inc. , Class A .................... 135,954 73,250,656
PayPal Holdings, Inc. ...................... 144,823 7,630,724
Visa, Inc. , Class A ........................ 270,927 87,192,437
Voya Financial, Inc. ....................... 15,596 1,195,589
Western Union Co. (The) ................... 49,747 466,129
176,564,262
a
Food Products  —  0 .8%
Archer-Daniels-Midland Co. .................. 76,499 5,149,148
Bunge Global SA ......................... 22,277 2,536,905
Campbell's Company (The) .................. 30,879 863,994
Conagra Brands, Inc. ...................... 76,630 1,418,421
Darling Ingredients, Inc.
(a)
................... 25,495 1,164,102
General Mills, Inc. ........................ 85,004 3,932,285
Hormel Foods Corp. ....................... 47,968 1,180,492
Ingredion, Inc. ........................... 10,056 1,187,614
J M Smucker Co. (The) ..................... 16,895 1,771,610
Kraft Heinz Co. (The) ...................... 141,311 3,354,723
Lamb Weston Holdings, Inc. ................. 21,610 992,547
McCormick & Co., Inc. , NVS ................. 40,177 2,484,144
Mondelez International, Inc. , Class A ............ 205,806 12,033,477
38,069,462
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 25,358 4,218,050
New Jersey Resources Corp. ................. 16,065 794,896
UGI Corp. .............................. 33,467 1,342,361
6,355,307
a
Ground Transportation  —  1 .0%
ArcBest Corp. ........................... 3,949 356,279
Avis Budget Group, Inc.
(a) (b)
.................. 2,873 330,366
CSX Corp. ............................. 299,064 11,292,656
JB Hunt Transport Services, Inc. .............. 12,326 2,498,727
Knight-Swift Transportation Holdings, Inc. , Class A .. 25,540 1,407,254
Norfolk Southern Corp. ..................... 35,887 10,451,730
Ryder System, Inc. ........................ 6,465 1,236,625
U-Haul Holding Co. , Series N , NVS ............. 16,890 866,626
Union Pacific Corp. ....................... 94,517 22,220,947
50,661,210
a
Health Care Equipment & Supplies  —  1 .0%
Align Technology, Inc.
(a)
..................... 11,098 1,809,307
Becton Dickinson & Co. .................... 45,568 9,272,177
Cooper Companies, Inc. (The)
(a)
............... 31,988 2,603,184
DENTSPLY SIRONA, Inc. ................... 32,915 410,450
Dexcom, Inc.
(a)
.......................... 62,277 4,548,712
Edwards Lifesciences Corp.
(a)
................ 93,437 7,602,034
Hologic, Inc.
(a)
........................... 35,478 2,658,367
IDEXX Laboratories, Inc.
(a)
................... 12,805 8,585,240
Insulet Corp.
(a)
........................... 11,142 2,850,235
ResMed, Inc. ........................... 23,340 6,028,955
STERIS PLC ............................ 15,668 4,114,417
Zimmer Biomet Holdings, Inc. ................ 31,305 2,725,726
53,208,804
a
Health Care Providers & Services  —  1 .4%
Cardinal Health, Inc. ....................... 38,000 8,165,440
Cencora, Inc. ........................... 29,236 10,502,156
Centene Corp.
(a)
......................... 79,124 3,427,652

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Health Care Providers & Services (continued)
Cigna Group (The) ........................ 42,529 $ 11,657,624
DaVita, Inc.
(a) (b)
.......................... 6,614 723,175
Elevance Health, Inc. ...................... 35,960 12,432,810
HCA Healthcare, Inc. ...................... 26,135 12,760,936
Henry Schein, Inc.
(a)
....................... 17,598 1,328,297
Humana, Inc. ........................... 19,118 3,731,834
Labcorp Holdings, Inc. ..................... 13,402 3,638,911
Pediatrix Medical Group, Inc.
(a) (b)
............... 12,965 277,192
Quest Diagnostics, Inc. ..................... 17,680 3,306,690
Select Medical Holdings Corp. ................ 17,354 261,178
72,213,895
a
Health Care REITs  —  0 .5%
Healthpeak Properties, Inc. .................. 110,997 1,913,588
Ventas, Inc. ............................ 72,486 5,629,988
Welltower, Inc. ........................... 106,723 20,102,344
27,645,920
a
Health Care Technology  —  0 .1%
Teladoc Health, Inc.
(a)
...................... 26,372 143,727
Veeva Systems, Inc. , Class A
(a)
............... 24,653 5,027,240
5,170,967
a
Hotel & Resort REITs  —  0 .0%
Host Hotels & Resorts, Inc. .................. 109,555 2,030,054
a
Hotels, Restaurants & Leisure  —  2 .4%
Aramark ............................... 41,092 1,581,631
Booking Holdings, Inc. ..................... 5,178 25,899,528
Choice Hotels International, Inc.
(b)
.............. 4,614 474,319
Darden Restaurants, Inc. ................... 18,554 3,698,740
Domino's Pizza, Inc. ....................... 5,188 2,128,792
Hilton Worldwide Holdings, Inc. ............... 37,478 11,187,558
Marriott International, Inc. , Class A ............. 36,768 11,592,950
McDonald's Corp. ........................ 113,821 35,853,615
Royal Caribbean Cruises Ltd. ................ 41,039 13,323,311
Starbucks Corp. .......................... 180,914 16,635,042
Vail Resorts, Inc. ......................... 5,720 761,161
123,136,647
a
Household Durables  —  0 .2%
Ethan Allen Interiors, Inc. ................... 3,565 81,745
Garmin Ltd. ............................. 26,056 5,253,932
La-Z-Boy, Inc. ........................... 6,463 235,318
Meritage Homes Corp. ..................... 11,234 780,875
Mohawk Industries, Inc.
(a)
................... 8,569 1,014,398
Newell Brands, Inc. ....................... 63,474 269,765
Whirlpool Corp. .......................... 8,649 691,834
8,327,867
a
Household Products  —  1 .5%
Church & Dwight Co., Inc. ................... 38,978 3,751,632
Clorox Co. (The) ......................... 19,797 2,232,904
Colgate-Palmolive Co. ..................... 122,340 11,046,079
Kimberly-Clark Corp. ...................... 52,789 5,278,372
Procter & Gamble Co. (The) ................. 372,989 56,608,540
78,917,527
a
Independent Power and Renewable Electricity Producers  —  0 .0%
Ormat Technologies, Inc. .................... 9,234 1,153,696
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 84,877 12,999,761
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 147,695 19,283,059
a
Security Shares Value
a
Insurance  —  2 .1%
Allstate Corp. (The) ....................... 42,138 $ 8,385,041
Arthur J Gallagher & Co. .................... 40,894 10,197,737
Chubb Ltd. ............................. 60,606 18,761,193
Hartford Insurance Group, Inc. (The) ............ 45,172 6,100,930
Lincoln National Corp. ..................... 27,427 1,141,238
Loews Corp. ............................ 28,528 3,011,701
Marsh & McLennan Companies, Inc. ............ 78,448 14,763,129
Principal Financial Group, Inc. ................ 35,879 3,398,459
Progressive Corp. (The) .................... 93,496 19,447,168
Prudential Financial, Inc. .................... 56,085 6,231,604
Travelers Companies, Inc. (The) ............... 35,875 10,206,796
Willis Towers Watson PLC ................... 15,544 4,934,754
106,579,750
a
Interactive Media & Services  —  11 .3%
Alphabet, Inc. , Class A ..................... 927,775 313,587,950
Alphabet, Inc. , Class C , NVS ................. 779,442 263,864,500
ZoomInfo Technologies, Inc. , Class A
(a)
.......... 46,156 371,556
577,824,006
a
IT Services  —  1 .7%
Accenture PLC , Class A .................... 98,820 26,052,905
Akamai Technologies, Inc.
(a)
.................. 23,300 2,263,595
ASGN, Inc.
(a)
............................ 7,448 387,966
Cognizant Technology Solutions Corp. , Class A ..... 78,383 6,432,109
Gartner, Inc.
(a)
........................... 12,244 2,566,465
International Business Machines Corp. .......... 148,639 45,587,581
Okta, Inc. , Class A
(a)
....................... 26,215 2,214,643
Twilio, Inc. , Class A
(a) (b)
..................... 24,287 2,925,612
88,430,876
a
Leisure Products  —  0 .1%
Callaway Golf Co.
(a)
....................... 23,968 343,941
Hasbro, Inc. ............................ 21,022 1,877,475
Mattel, Inc.
(a)
............................ 51,390 1,073,537
3,294,953
a
Life Sciences Tools & Services  —  1 .0%
Agilent Technologies, Inc. ................... 45,134 6,041,186
Bio-Techne Corp. ......................... 25,312 1,622,246
Danaher Corp. .......................... 102,783 22,498,171
Illumina, Inc.
(a)
........................... 24,494 3,546,976
IQVIA Holdings, Inc.
(a)
...................... 27,092 6,235,224
Mettler-Toledo International, Inc.
(a)
............. 3,291 4,519,333
Revvity, Inc. ............................ 18,764 2,041,523
Waters Corp.
(a)
.......................... 9,426 3,494,407
West Pharmaceutical Services, Inc. ............ 11,326 2,617,665
52,616,731
a
Machinery  —  3 .3%
AGCO Corp. ............................ 10,164 1,152,699
Caterpillar, Inc. .......................... 74,736 49,128,457
CNH Industrial N.V. ....................... 139,477 1,500,772
Cummins, Inc. ........................... 21,976 12,720,148
Deere & Co. ............................ 40,856 21,571,968
Dover Corp. ............................ 21,704 4,373,139
Flowserve Corp. ......................... 21,147 1,652,638
Fortive Corp. ............................ 54,285 2,866,791
Graco, Inc. ............................. 26,315 2,298,089
IDEX Corp. ............................. 12,122 2,406,823
Illinois Tool Works, Inc. ..................... 44,289 11,570,944
Ingersoll Rand, Inc. ....................... 63,335 5,452,510
Lincoln Electric Holdings, Inc. ................ 8,915 2,365,595
Middleby Corp. (The)
(a)
..................... 7,672 1,129,088
PACCAR, Inc. ........................... 83,560 10,270,360
Parker-Hannifin Corp. ...................... 20,164 18,870,278

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
ESG MSCI KLD 400 ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Machinery (continued)
Pentair PLC ............................ 26,070 $ 2,746,996
Snap-on, Inc. ........................... 8,360 3,060,680
Stanley Black & Decker, Inc. ................. 24,658 1,939,598
Tennant Co. ............................ 2,956 224,922
Timken Co. (The) ......................... 10,615 989,212
Westinghouse Air Brake Technologies Corp. ....... 27,147 6,247,611
Xylem, Inc. ............................. 38,565 5,316,957
169,856,275
a
Media  —  0 .1%
Cable One, Inc. .......................... 720 58,313
John Wiley & Sons, Inc. , Class A .............. 7,178 224,169
New York Times Co. (The) , Class A ............. 24,518 1,797,414
Omnicom Group, Inc. ...................... 50,866 3,918,717
Scholastic Corp. ......................... 4,182 146,244
6,144,857
a
Metals & Mining  —  0 .4%
Compass Minerals International, Inc.
(a)
........... 5,689 142,111
Newmont Corp. .......................... 175,264 19,690,911
19,833,022
a
Multi-Utilities  —  0 .4%
Avista Corp. ............................ 12,333 509,230
CMS Energy Corp. ........................ 47,737 3,412,718
Consolidated Edison, Inc. ................... 57,462 6,127,173
NiSource, Inc. ........................... 74,577 3,303,015
Sempra ............................... 103,957 9,045,299
22,397,435
a
Office REITs  —  0 .1%
BXP, Inc. .............................. 23,795 1,538,823
COPT Defense Properties ................... 18,588 572,696
2,111,519
a
Oil, Gas & Consumable Fuels  —  1 .0%
Cheniere Energy, Inc. ...................... 35,307 7,468,137
HF Sinclair Corp. ......................... 25,630 1,332,504
Marathon Petroleum Corp. .................. 48,445 8,535,524
ONEOK, Inc. ............................ 100,441 7,953,923
Phillips 66 .............................. 64,618 9,276,560
Targa Resources Corp. ..................... 34,416 6,916,928
Valero Energy Corp. ....................... 49,503 8,981,329
50,464,905
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 26,010 1,713,799
a
Personal Care Products  —  0 .1%
Estee Lauder Companies, Inc. (The) , Class A ...... 37,225 4,291,298
a
Pharmaceuticals  —  1 .4%
Bristol-Myers Squibb Co. .................... 324,638 17,871,322
Jazz Pharmaceuticals PLC
(a)
................. 8,818 1,450,473
Merck & Co., Inc. ......................... 398,032 43,890,988
Zoetis, Inc. , Class A ....................... 70,878 8,846,992
72,059,775
a
Professional Services  —  0 .5%
Automatic Data Processing, Inc. ............... 64,458 15,909,524
Broadridge Financial Solutions, Inc. ............ 18,617 3,669,597
Exponent, Inc. ........................... 8,248 592,784
ICF International, Inc. ...................... 3,087 287,863
Jacobs Solutions, Inc. ...................... 19,103 2,583,872
ManpowerGroup, Inc. ...................... 7,480 271,748
Paycom Software, Inc. ..................... 8,248 1,111,418
Robert Half, Inc. ......................... 16,894 584,701
Security Shares Value
a
Professional Services (continued)
TransUnion ............................. 31,171 $ 2,463,132
27,474,639
a
Real Estate Management & Development  —  0 .2%
CBRE Group, Inc. , Class A
(a)
................. 47,461 8,084,032
Jones Lang LaSalle, Inc.
(a)
................... 7,537 2,697,568
10,781,600
a
Residential REITs  —  0 .2%
AvalonBay Communities, Inc. ................ 22,580 4,011,789
Equity Residential ........................ 57,463 3,581,094
7,592,883
a
Retail REITs  —  0 .2%
Federal Realty Investment Trust ............... 13,015 1,316,597
Macerich Co. (The) ....................... 39,688 751,294
Simon Property Group, Inc. .................. 52,074 9,962,277
12,030,168
a
Semiconductors & Semiconductor Equipment  —  19 .5%
Advanced Micro Devices, Inc.
(a)
............... 258,845 61,276,377
Analog Devices, Inc. ....................... 78,395 24,371,437
Applied Materials, Inc. ..................... 126,946 40,917,235
First Solar, Inc.
(a)
......................... 16,185 3,650,041
Intel Corp.
(a)
............................ 721,135 33,511,143
Lam Research Corp. ...................... 201,218 46,976,354
Microchip Technology, Inc. ................... 85,854 6,518,036
NVIDIA Corp. ........................... 3,875,686 740,759,865
NXP Semiconductors N.V. ................... 40,219 9,095,125
ON Semiconductor Corp.
(a)
.................. 65,172 3,903,151
Skyworks Solutions, Inc. .................... 23,885 1,331,828
Texas Instruments, Inc. ..................... 145,004 31,255,612
1,003,566,204
a
Software  —  14 .2%
Adobe, Inc.
(a)
............................ 66,795 19,587,634
Atlassian Corp. , Class A
(a)
................... 26,200 3,096,316
Autodesk, Inc.
(a)
.......................... 33,984 8,593,534
Cadence Design Systems, Inc.
(a)
.............. 43,470 12,882,769
Docusign, Inc.
(a)
.......................... 32,090 1,686,009
Dynatrace, Inc.
(a)
......................... 47,746 1,818,645
Fair Isaac Corp.
(a)
......................... 3,866 5,656,615
Fortinet, Inc.
(a)
........................... 103,573 8,416,342
Gen Digital, Inc. .......................... 83,574 2,004,940
Guidewire Software, Inc.
(a)
................... 13,487 1,898,430
HubSpot, Inc.
(a)
.......................... 7,944 2,224,320
Intuit, Inc. .............................. 44,465 22,184,478
Microsoft Corp. .......................... 1,126,263 484,619,705
Nutanix, Inc. , Class A
(a)
..................... 40,760 1,603,091
Oracle Corp. ............................ 272,933 44,919,313
Palo Alto Networks, Inc.
(a)
................... 108,004 19,113,468
PTC, Inc.
(a)
............................. 19,009 2,967,875
RingCentral, Inc. , Class A
(a)
.................. 12,178 315,167
Roper Technologies, Inc. .................... 17,107 6,350,632
Salesforce, Inc. .......................... 151,705 32,205,454
ServiceNow, Inc.
(a)
........................ 165,941 19,416,756
Synopsys, Inc.
(a)
......................... 29,624 13,778,567
Teradata Corp.
(a)
......................... 13,701 390,753
Trimble, Inc.
(a)
........................... 37,985 2,567,786
Workday, Inc. , Class A
(a)
.................... 34,634 6,082,769
Zscaler, Inc.
(a)
........................... 16,410 3,282,164
727,663,532
a
Specialized REITs  —  1 .0%
American Tower Corp. ..................... 74,547 13,364,786
Crown Castle, Inc. ........................ 69,321 6,017,756

iShares
®
ESG MSCI KLD 400 ETF
Schedule of Investments
(unaudited) (continued)
January 31, 2026
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Specialized REITs (continued)
Digital Realty Trust, Inc. .................... 54,419 $ 9,030,833
Equinix, Inc. ............................ 15,571 12,782,701
Iron Mountain, Inc. ........................ 46,842 4,315,553
SBA Communications Corp. , Class A ............ 17,180 3,163,010
48,674,639
a
Specialty Retail  —  2 .0%
AutoNation, Inc.
(a)
......................... 4,482 918,720
Best Buy Co., Inc. ........................ 31,712 2,064,451
Buckle, Inc. (The) ........................ 4,528 214,174
CarMax, Inc.
(a)
........................... 23,476 1,045,621
GameStop Corp. , Class A
(a) (b)
................. 67,829 1,619,757
Gap, Inc. (The) .......................... 39,160 1,095,697
Home Depot, Inc. (The) .................... 158,765 59,471,781
Lowe's Companies, Inc. .................... 89,447 23,887,716
Signet Jewelers Ltd. ....................... 6,154 567,830
Tractor Supply Co. ........................ 84,395 4,294,018
Ulta Beauty, Inc.
(a)
........................ 7,141 4,622,798
Williams-Sonoma, Inc. ..................... 19,622 4,015,642
103,818,205
a
Technology Hardware, Storage & Peripherals  —  0 .9%
Dell Technologies, Inc. , Class C ............... 51,549 5,899,268
Hewlett Packard Enterprise Co. ............... 210,442 4,528,712
HP, Inc. ............................... 149,508 2,906,435
NetApp, Inc. ............................ 31,895 3,073,083
Seagate Technology Holdings PLC ............. 33,968 13,848,414
Western Digital Corp. ...................... 55,538 13,897,274
44,153,186
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Capri Holdings Ltd.
(a)
...................... 18,656 421,066
Columbia Sportswear Co. ................... 4,549 251,469
Deckers Outdoor Corp.
(a)
.................... 23,792 2,839,337
NIKE, Inc. , Class B ....................... 189,772 11,729,807
PVH Corp. ............................. 7,651 477,116
Under Armour, Inc. , Class A
(a)
................. 29,470 181,830
Under Armour, Inc. , Class C , NVS
(a)
............ 23,760 144,223
VF Corp. .............................. 52,822 1,034,783
Security Shares Value
a
Textiles, Apparel & Luxury Goods (continued)
Wolverine World Wide, Inc. .................. 12,894 $ 228,482
17,308,113
a
Trading Companies & Distributors  —  0 .7%
Air Lease Corp. , Class A .................... 16,878 1,090,825
Applied Industrial Technologies, Inc. ............ 6,014 1,566,106
Fastenal Co. ............................ 182,120 7,896,723
Ferguson Enterprises, Inc. ................... 31,390 7,924,719
United Rentals, Inc. ....................... 10,253 8,018,461
WW Grainger, Inc. ........................ 7,259 7,839,285
34,336,119
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 31,176 4,025,757
Essential Utilities, Inc. ...................... 44,595 1,729,840
5,755,597
a
Total Long-Term Investments — 99.8%
(Cost: $ 2,926,290,995 ) ............................... 5,130,317,297
a
Short-Term Securities
Money Market Funds  —  0 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.82%
(c) (d) (e)
...................... 5,473,834 5,476,572
BlackRock Cash Funds: Treasury, SL Agency Shares ,
3.64%
(c) (d)
............................ 5,971,068 5,971,068
a
Total Short-Term Securities — 0.2%
(Cost: $ 11,445,976 ) ................................. 11,447,640
Total Investments — 100.0%
(Cost: $ 2,937,736,971 ) ............................... 5,141,764,937
Liabilities in Excess of Other Assets — 0 .0% ................ (1,991,599)
Net Assets — 100.0% ................................. $ 5,139,773,338
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
04/30/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
01/31/26
  Shares Held
at 01/31/26 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 7,880,749  $ —  $ (2,405,158)
(a)
$ 1,427  $ (446) $ 5,476,572  5,473,834  $ 48,469
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . 7,162,738  —  (1,191,670)
(a)
—  —  5,971,068  5,971,068  193,389  —
BlackRock, Inc. ... 22,562,108  701,528  (1,993,021) 1,047,308  3,946,956  26,264,879  23,473  371,218  —
$ —  $ 1,048,735  $ 3,946,510
$ 37,712,519
$ 613,076  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
January 31, 2026
iShares
®
ESG MSCI KLD 400 ETF

Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 25 03/20/26 $ 8,707 $ 40,710
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 5,130,317,297  $ —  $ —  $ 5,130,317,297
Short-Term Securities
Money Market Funds ...................................... 11,447,640  —  —  11,447,640
$ 5,141,764,937  $ —  $ —  $ 5,141,764,937
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 40,710  $ —  $ —  $ 40,710
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust